Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,077,000.00
Total Fee Amount	8,434.73
Total Offset Amount	0.00
Net Fee	$ 8,434.73
Offering Table N/A
Offset Table N/A	N/A